GOODWILL - Goodwill by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Goodwill	$ 2,216	$ 2,331
Business services
Disclosure of operating segments [line items]
Goodwill	2,019	2,137
Infrastructure services
Disclosure of operating segments [line items]
Goodwill	197	194
Industrials
Disclosure of operating segments [line items]
Goodwill	$ 0	$ 0